CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock	Additional Paid-in Capital 10% Warrants	Additional Paid-in Capital 12% Warrants	Additional Paid-in Capital 15% Warrants	Additional Paid-in Capital SBI Warrants [Member]	Additional Paid-in Capital	Accumulated Deficit	10% Warrants	12% Warrants	15% Warrants	SBI Warrants [Member]	Total
Balance at the beginning of the year at Dec. 31, 2018	$ 36,223					$ 56,303,061	$ (51,787,947)					$ 4,551,337
Balance at the beginning of the year (in Shares) at Dec. 31, 2018	36,222,752
Common stock issued upon exercise of stock options	$ 270					188,500						188,770
Common stock issued upon exercise of stock options (in shares)	269,728
Warrants issued with Notes			$ 392,000	$ 158,100	$ 28,800				$ 392,000	$ 158,100	$ 28,800
Sale of common stock, net of issuance costs	$ 3,000					503,614						506,614
Sale of common stock, net of issuance costs (in shares)	3,000,000
Common stock issued for property and equipment	$ 5					7,995						8,000
Common stock issued for property and equipment (in shares)	5,000
Stock options granted to employees and consultants						3,885,964						3,885,964
Net loss							(15,483,797)					(15,483,797)
Balance at the end of the year at Dec. 31, 2019	$ 39,498					61,468,034	(67,271,744)					(5,764,212)
Balance at the end of the year(in Shares) at Dec. 31, 2019	39,497,480
Warrants issued with Notes				835,499						835,499
Common stock issued upon exercise of warrants	$ 200					172,041						172,241
Common stock issued upon exercise of warrants (in shares)	200,000
Common stock issued to employees for services	$ 43					99,957						100,000
Common stock issued to employees in services ( in shares)	42,735
Common stock issued upon conversion of debt	$ 541					249,459						250,000
Common stock issued upon conversion of debt (in shares)	541,666
Expense in relation to beneficial conversion feature						233,500						233,500
Stock options granted to employees and consultants						492,331						492,331
Net loss							(2,014,179)					(2,014,179)
Balance at the end of the year at Mar. 31, 2020	$ 40,282					63,550,821	(69,285,923)					(5,694,820)
Balance at the end of the year(in Shares) at Mar. 31, 2020	40,281,881
Balance at the beginning of the year at Dec. 31, 2019	$ 39,498					61,468,034	(67,271,744)					(5,764,212)
Balance at the beginning of the year (in Shares) at Dec. 31, 2019	39,497,480
Warrants issued with Notes		$ 385,400		$ 835,499				$ 385,400		$ 835,499
Common stock issued upon exercise of warrants	$ 200					172,041						172,241
Common stock issued upon exercise of warrants (in shares)	200,000
Common stock issued to employees for services	$ 43					99,957						100,000
Common stock issued to employees in services ( in shares)	42,735
Common stock issued upon conversion of debt	$ 2,215					954,841						957,056
Common stock issued upon conversion of debt (in shares)	2,215,892
Beneficial conversion feature						233,500						233,500
Cashless exercise of warrants	$ 2,466					3,204,763						3,207,229
Cashless exercise of warrants (in shares)	2,466,439
Sale of common stock, net of issuance costs	$ 7,532					2,992,468						3,000,000
Sale of common stock, net of issuance costs (in shares)	7,532,010
Common stock issued for acquisition of SevenFive Farms	$ 8,859					3,800,092						3,808,951
Common stock issued for acquisition of SevenFive Farms (in shares)	8,859,117
Stock options granted to employees and consultants						1,424,146						1,424,146
Modification of warrants						320,673						320,673
Net loss							(7,679,692)					(7,679,692)
Balance at the end of the year at Dec. 31, 2020	$ 60,813					75,891,414	(74,951,436)					1,000,791
Balance at the end of the year(in Shares) at Dec. 31, 2020	60,813,673
Common stock issued to a consultant	$ 112					99,888						100,000
Common stock issued to a consultant (in Shares)	112,359
Common stock issued upon exercise of stock options	$ 214					134,788						135,002
Common stock issued upon exercise of stock options (in shares)	213,860
Beneficial conversion feature						417,539						417,539
Cashless exercise of warrants	$ 1,005					1,556,073						1,557,078
Cashless exercise of warrants (in shares)	1,006,623
Stock options granted to employees and consultants						103,932						103,932
Warrants issued with Notes		$ 429,300						$ 429,300
Net loss							(2,359,068)					(2,359,068)
Balance at the end of the year at Mar. 31, 2021	$ 62,144					$ 78,632,934	$ (77,310,504)					$ 1,384,574
Balance at the end of the year(in Shares) at Mar. 31, 2021	62,146,515